Interest expense and finance costs	12 Months Ended
Dec. 31, 2018
Interest Expense And Finance Costs [Abstract]
Interest And Finance Cost
14. Interest expense and finance costs

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Interest incurred – debt	17,070,112	16,430,031	13,794,298
Interest incurred – finance leases	5,667,420	1,889,609	544,368
Amortization of deferred finance fees	2,400,621	2,536,402	3,415,452
Write-off of deferred finance fees in relation to refinancing	2,267,455	524,123	—
	27,405,608	21,380,165	17,754,118